UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07583

HSBC ADVISOR FUNDS TRUST

(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND (CLASS I SHARES)
Schedule of Portfolio Investments July 31, 2009 (Unaudited)

Value ($)
Investment in Affiliated Investment Company— 100.1%
HSBC Investor Core Plus Fixed Income Portfolio	46,074,708

TOTAL INVESTMENTS — 100.1%	46,074,708

Percentages indicated are based on net assets of $46,019,569.

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY FUND (CLASS I SHARES)
Schedule of Portfolio Investments July 31, 2009 (Unaudited)

Value ($)
Investment in Affiliated Investment Company— 99.6%
HSBC Investor International Equity Portfolio	166,957,593

TOTAL INVESTMENTS — 99.6%	166,957,593

Percentages indicated are based on net assets of $167,585,662.

See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY FUND (CLASS I SHARES)
Schedule of Portfolio Investments July 31, 2009 (Unaudited)

Value ($)
Investment in Affiliated Investment Company— 99.8%
HSBC Investor Opportunity Portfolio	94,639,086

TOTAL INVESTMENTS — 99.8%	94,639,086

Percentages indicated are based on net assets of $94,819,830.

See notes to schedules of portfolio investments.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Principal Amount ($)	Value ($)
Certificates of Deposit – 0.2%
Banking – 0.2%
First Tennessee Bank, 0.75%, 12/17/09 (a)	100,000	99,701

TOTAL CERTIFICATES OF DEPOSIT (COST $98,268)		99,701

U.S. Government and Government Agency Obligations – 64.8%
Federal Home Loan Mortgage Corp. – 5.1%
Pool #1B2655, 4.96%, 12/1/34 (a)(g)	380,533	390,953
Pool #1J1313, 6.33%, 6/1/36 (a)	909,239	957,329
Pool #847557, 4.21%, 7/1/34 (a)(g)	515,800	523,120
Pool #C00368, 8.50%, 10/1/24	20,530	23,422
Pool #C00922, 8.00%, 2/1/30	135,051	153,001
Pool #C54447, 7.00%, 7/1/31	14,395	15,673
Pool #C60712, 6.50%, 11/1/31	421,535	454,060
Pool #C80387, 6.50%, 4/1/26	19,171	20,680
Pool #D62926, 6.50%, 8/1/25	18,441	19,890
Pool #G01317, 7.00%, 10/1/31	97,800	106,481
Pool #G02981, 6.00%, 6/1/37	825,981	866,518

		3,531,127

Federal National Mortgage Association – 39.2%
Pool #253438, 8.50%, 9/1/30	27,048	30,890
Pool #256723, 6.50%, 5/1/37	850,441	910,705
Pool #329530, 7.00%, 12/1/25	45,426	50,069
Pool #329655, 7.00%, 11/1/25	6,748	7,438
Pool #356905, 5.14%, 10/1/36 (a)	137,596	140,287
Pool #398958, 6.50%, 10/1/12	13,831	14,729
Pool #535332, 8.50%, 4/1/30	30,811	35,181
Pool #535440, 8.50%, 8/1/30	35,239	40,245
Pool #548965, 8.50%, 7/1/30	30,860	35,243
Pool #568486, 7.00%, 1/1/31	37,345	41,056
Pool #573752, 8.50%, 2/1/31	25,421	29,032
Pool #575328, 6.50%, 4/1/31	47,149	50,881
Pool #922090, 5.88%, 3/1/37 (a)	955,338	1,007,295
TBA August:
5.50%, 8/1/19	5,750,000	6,023,125
5.00%, 8/13/39	4,500,000	4,604,062
5.50%, 8/13/39	13,655,000	14,145,733

		27,165,971

Government National Mortgage Association – 0.3%
Pool #346406, 7.50%, 2/15/23	33,818	37,661
Pool #412530, 7.50%, 12/15/25	61,164	68,237
Pool #781300, 7.00%, 6/15/31	98,130	107,988

		213,886

U.S. Treasury Bonds – 3.1%
5.00%, 5/15/37	1,685,000	1,874,562
4.50%, 5/15/38	300,000	309,281

		2,183,843

U.S. Treasury Notes – 17.1%
1.50%, 7/15/12	6,140,000	6,122,747
2.63%, 6/30/14	3,060,000	3,076,249
4.00%, 8/15/18	715,000	743,880
3.13%, 5/15/19	2,000,000	1,938,120

		11,880,996

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $44,769,528)		44,975,823

Corporate Obligations – 31.5%
Agricultural Chemicals – 0.9%
Cargill, Inc., 5.60%, 9/15/12 (b)	600,000	637,934

Banking – 1.0%
American Express Centurion Bank, 5.95%, 6/12/17	700,000	667,707

Cable Television – 1.0%
Time Warner Cable, Inc., 7.30%, 7/1/38	625,000	717,036

Computer Services – 1.1%
Electronic Data Systems, Series B, 6.00%, 8/1/13	700,000	769,821

Consumer Products – 1.4%
Clorox Co. (The), 5.45%, 10/15/12	900,000	957,806

Electric – 5.2%
Commonwealth Edison Co., 6.45%, 1/15/38	700,000	787,602
Dominion Resources, Inc., 6.40%, 6/15/18	250,000	274,771
Duke Energy Corp., 5.65%, 6/15/13	450,000	479,462
MidAmerican Energy Co., 5.95%, 7/15/17	1,900,000	2,075,496

		3,617,331

Finance – 8.7%
American Honda Finance Corp., 4.63%, 4/2/13, MTN (b)	250,000	244,707
Bear Stearns Co., Inc., 4.50%, 10/28/10	600,000	617,201
Bear Stearns Co., Inc., Series B, 6.95%, 8/10/12, MTN	950,000	1,052,983
Citigroup, Inc., 6.50%, 8/19/13	225,000	229,273
Countrywide Home Loans, Series L, 4.00%, 3/22/11, MTN	1,150,000	1,154,726
General Electric Capital Corp., 5.63%, 5/1/18	400,000	403,739
Lehman Brothers Holdings, Series I, 0.00%, 5/2/18, MTN (c)(d)	500,000	88,750
Morgan Stanley, Series F, 6.00%, 4/28/15, MTN	565,000	584,917
Wells Fargo Financial, 5.50%, 8/1/12	850,000	886,531
XTRA Finance Corp., 5.15%, 4/1/17	750,000	745,537

		6,008,364

Hospitals – 0.8%
Covidien International Finance SA, 5.45%, 10/15/12	550,000	588,165

Media – 1.2%
News America Holdings, 7.90%, 12/1/95	500,000	489,389

Vivendi, 5.75%, 4/4/13 (b)	350,000	351,583

		840,972

Office Equipment & Services – 0.8%
Xerox Corp., 1.36%, 12/18/09 (a)(g)	550,000	549,112

Pipelines – 0.7%
Transcontinental Gas Pipeline Corp., 6.05%, 6/15/18	450,000	473,553

Retail – 0.4%
Kroger Co. (The), 5.00%, 4/15/13	250,000	259,313

Telecommunications – 4.4%
AOL Time Warner, Inc., 6.88%, 5/1/12	600,000	654,902
AOL Time Warner, Inc., 7.70%, 5/1/32	550,000	608,976
GTE Corp., 6.84%, 4/15/18	750,000	829,500
Time Warner Entertainment Co., 8.38%, 3/15/23	800,000	932,629

		3,026,007

Transportation – 3.9%
Burlington Northern Santa Fe, 7.57%, 1/2/21	260,783	302,169
Union Pacific Corp., 5.75%, 11/15/17	1,200,000	1,262,871
Union Pacific Corp., 6.85%, 1/2/19	1,038,106	1,133,819

		2,698,859

TOTAL CORPORATE OBLIGATIONS (COST $21,198,755)		21,811,980

Asset Backed Securities – 7.5%
Cairn Mezzanine plc, Series 2007- 3A, Class B1, 1.82%, 8/13/47 (a)(h)(i)(j)	905,000	0
Capital Auto Receivables Asset Trust, Series 2007-SN1, Class A3A, 5.38%, 7/15/10 (g)	203,057	203,498
Capital Auto Receivables Asset Trust, Series 2007-SN1, Class A3B, 0.35%, 7/15/10 (a)(g)	235,985	235,746
Carmax Auto Owner Trust, Series 2008-2, Class A2B, 1.19%, 9/15/11 (a)	989,113	989,990
Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.80%, 7/25/34	8,813	2,777
Duane Street CLO, Series 2007-4A, Class C, 1.91%, 11/14/21 (a)(b)	850,000	187,000
GE Business Loan Trust, Series 2006-2A, Class A, 0.47%, 11/15/34 (a)(b)	1,322,172	745,746
Residential Funding Mortgage Securities, Series 2006- HSA1, Class A5, 5.31%, 2/25/36	455,195	138,690
SLM Student Loan Trust, Series 2005-4, Class A2, 0.58%, 4/26/21 (a)(g)	490,000	480,517
SLM Student Loan Trust, Series 2005-9, Class A4, 0.60%, 1/25/23 (a)(g)	1,360,000	1,340,929
SLM Student Loan Trust, Series 2006-7, Class A2, 0.49%, 10/25/16 (a)(g)	119,315	119,157
SLM Student Loan Trust, Series 2006-9, Class A2, 0.50%, 4/25/17 (a)(g)	179,937	179,209
South Carolina Student Loan Corp., Series 2008-1, Class A1, 1.17%, 9/2/14 (a)(g)	609,328	609,384

TOTAL ASSET BACKED SECURITIES (COST $7,314,259)		5,232,643

Collateralized Mortgage Obligations – 3.9%
Fannie Mae IO, Series 2000-16, Class PS, 8.32%, 10/25/29 (a)	19,652	798
Fannie Mae IO, Series 2001-4, Class SA, 7.26%, 2/17/31 (a)	150,480	15,392
Fannie Mae IO, Series 270, Class 2, 8.50%, 9/1/23 (e)	33,505	6,536
Fannie Mae IO, Series 296, Class 2, 8.00%, 4/1/24 (e)	39,640	7,410
Fannie Mae IO, Series 306, Class IO, 8.00%, 5/1/30 (e)	49,268	9,045
FHA Weyerhaeuser, 7.43%, 1/1/24 (h)(i)	25,466	25,466
Freddie Mac, Series 2988, Class AF, 0.59%, 6/15/35 (a)(g)	857,294	832,743
Freddie Mac, Series 3212, Class BK, 5.50%, 9/15/36	900,000	931,696
Freddie Mac IO, Series 1534, Class K, 7.09%, 6/15/23 (a)	102,927	11,383
Freddie Mac IO, Series 2141, Class SD, 7.86%, 4/15/29 (a)	84,167	11,811
Freddie Mac IO, Series 2247, Class SC, 7.21%, 8/15/30 (a)	44,497	4,571
Government National Mortgage Association IO, Series 1999-30, Class S, 8.31%, 8/16/29 (a)	39,820	5,274
Government National Mortgage Association IO, Series 1999-30, Class SA, 7.71%, 4/16/29 (a)	52,385	4,919
Residential Asset Securitization Trust, Series 2003-A15, Class 1A2, 0.74%, 2/25/34 (a)	1,051,618	862,110

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,837,046)		2,729,154

Commercial Mortgage Backed Securities – 1.6%
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A2, 5.38%, 10/15/49	1,100,000	1,107,838
DLJ Mortgage Acceptance Corp., IO, Series 1997-CF1, Class S, 1.21%, 5/15/30 (a)(e)(h)	16,265	1
GS Mortgage Securities Corp., IO, Series 1997-GL, Class X2, 0.29%, 7/13/30 (a)(e)(h)	35,022	370

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $1,107,586)		1,108,209

Municipal Bonds – 2.3%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series A, 6.90%, 12/1/40, AMT	800,000	855,560

Connecticut State, GO, Series B, 5.00%, 4/15/18	650,000	750,425

TOTAL MUNICIPAL BONDS (COST $1,497,844)		1,605,985

Investment Company – 23.3%
Northern Institutional Diversified Assets Portfolio, Shares Class, 0.10% (f)	16,193,792	16,193,792

TOTAL INVESTMENT COMPANY (COST $16,193,792)		16,193,792

TOTAL INVESTMENTS (COST $95,017,078) — 135.1%		93,757,287

Percentages indicated are based on net assets of $69,388,680.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2009. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Portfolio to require the issuer to repurchase the security from the Portfolio within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Investment Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

(c)	In connection with the Lehman Brothers Holdings, Inc. bankruptcy filing announcement on September 15, 2008, the Portfolio stopped accruing prospective interest amounts on that date.
(d)	Non-Income Producing; Defaulted Bond.
(e)

Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on July 31, 2009. The principal amount shown is the notional amount of the underlying mortgages.

(f)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.
(g)	Security held as collateral for “to be announced” securities.
(h)

Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using procedures approved by the Board of Trustees, has deemed these securities to be illiquid. Represents 0.04% of net assets.

(i)	Security was fair valued as of July 31, 2009. Represents 0.04% of net assets.
(j)	Defaulted Bond.

AMT	Interest on security is subject to federal alternative minimum tax

FHA	Federal Housing Administration

GO	General Obligation

IO	Interest-Only security. Represents 0.14% of net assets.

MTN	Medium Term Note

PLC	Public Limited Company

TBA	Security was traded on a “to be announced” basis. Represents 35.70% of net assets.

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Shares	Value ($)
Common Stocks – 98.3%
Australia – 6.6%
Australia & New Zealand Banking Group Ltd.	199,300	3,087,739
BHP Billiton Ltd.	36,500	1,155,092
Commonwealth Bank of Australia	48,200	1,724,840
Lend Lease Corp., Ltd.	143,700	931,143
Macquarie Group Ltd.	18,300	673,533
National Australia Bank Ltd.	113,565	2,310,173
Qantas Airways Ltd.	412,833	800,793
Tabcorp Holdings Ltd.	206,100	1,247,598
Telstra Corp. Ltd.	513,500	1,515,560

		13,446,471

Belgium – 0.8%
Delhaize Group SA	22,100	1,580,079

Brazil – 0.4%
Banco Do Brasil SA	60,000	759,811

Canada – 5.1%
BCE, Inc.	29,400	675,081
Fairfax Financial Holdings Ltd.	5,200	1,583,658
Industrial Alliance Insurance and Financial Services, Inc.	26,100	717,326
National Bank of Canada	26,600	1,435,215
Nexen, Inc.	40,576	841,283
Petro-Canada	60,100	2,482,682
Royal Bank of Canada	30,300	1,442,696
Telus Corp.	19,700	544,174
WestJet Airlines Ltd.	59,300	569,875

		10,291,990

Czech Republic – 0.6%
CEZ AS	20,900	1,126,773

Finland – 0.8%
Nokia Oyj	129,400	1,722,358

France – 12.9%
BNP Paribas SA	55,180	4,022,256
Casino Guichard-Perrachon SA	7,300	502,993
Credit Agricole SA	192,248	2,743,817
Electricite de France	42,900	2,126,017
France Telecom SA	63,200	1,577,050
Lagardere S.C.A.	46,400	1,732,784
Renault SA (a)	68,700	2,929,279
Sanofi-Aventis	52,700	3,451,699
Societe Generale	58,231	3,738,448
Total SA	51,500	2,855,688
Vallourec SA	4,772	627,689

		26,307,720

Germany – 13.9%
Allianz SE	27,200	2,689,726
BASF AG	64,800	3,233,028
Bayer AG	45,800	2,803,962
Deutsche Bank AG	44,700	2,911,160
Deutsche Lufthansa AG	81,300	1,096,613
Deutsche Post AG	132,950	2,103,070
Deutsche Telekom AG	191,900	2,453,069
E.ON AG	91,100	3,467,645
Fresenius Medical Care AG & Co. KGaA	18,100	831,861
Metro AG	33,100	1,916,065
Muenchener Rueckversicherungs-
Gesellschaft AG	17,600	2,666,172
RWE AG	24,390	2,062,884

		28,235,255

India – 0.7%
State Bank of India GDR	17,600	1,320,000

Italy – 5.7%
Enel SpA	377,100	2,048,843
ENI SpA	139,700	3,251,060
Intesa Sanpaolo SpA (a)	650,300	2,421,098
Telecom Italia RSP	920,000	1,036,411
Telecom Italia SpA	1,289,400	2,017,587
UniCredit SpA (a)	297,600	871,540

		11,646,539

Japan – 13.9%
AEON Co. Ltd.	81,200	789,599
FUJITSU Ltd.	370,000	2,432,512
Honda Motor Co., Ltd.	27,600	889,758
KDDI Corp.	279	1,480,372
Kyocera Corp.	24,500	1,973,259
Mitsubishi Chemical Holdings Corp.	184,500	828,797
Mitsubishi Corp.	50,900	1,016,816
Mitsui & Co., Ltd.	149,000	1,869,390
Mitsui Fudosan Co. Ltd.	49,000	901,173
NAMCO BANDAI Holdings, Inc.	123,800	1,392,276
Nippon Mining Holdings, Inc.	187,000	889,441
Nippon Telegraph & Telephone Corp.	63,000	2,603,636
Nissan Motor Co., Ltd.	371,400	2,704,731
Sharp Corp.	134,000	1,491,407
Sony Corp.	37,910	1,071,866
Sumitomo Mitsui Financial Group, Inc.	46,900	2,007,663
The Furukawa Electric Co. Ltd.	123,000	594,134
The Tokyo Electric Power Co., Inc.	28,000	717,683
Toshiba Corp.	543,000	2,410,528

		28,065,041

Netherlands – 3.3%
ING Groep NV	155,768	1,997,407
Koninklijke Ahold NV	223,020	2,535,915
Randstad Holding NV (a)	60,700	2,102,022

		6,635,344

New Zealand – 0.4%
Telecom Corp. of New Zealand Ltd.	456,800	851,704

Norway – 1.2%
StatoilHydro ASA	110,400	2,360,515

Russian Federation – 0.7%
JSC MMC Norilsk Nickel ADR (a)	67,789	678,568
LUKOIL ADR	16,550	827,500

		1,506,068

Singapore – 0.2%
Neptune Orient Lines Ltd.	427,000	492,647

South Africa – 0.2%
Standard Bank Group Ltd.	31,023	373,797

South Korea – 1.2%
KB Financial Group, Inc. ADR (a)	33,200	1,424,612
Samsung Electronics Co., Ltd., Preferred	2,900	1,097,036

		2,521,648

Spain – 2.9%
Banco Santander SA	125,900	1,822,895

Telefonica SA	161,400	4,014,817

		5,837,712

Sweden – 3.1%
Electrolux AB, B Shares (a)	35,300	660,673
Ericsson LM, B Shares	153,000	1,501,767
Nordea Bank AB	114,080	1,107,097
Svenska Cellusoa AB (SCA), B Shares	189,700	2,439,267
Volvo AB, B Shares	86,500	632,582

		6,341,386

Switzerland – 1.7%
Adecco SA, Registered	10,300	496,583
Novartis AG	63,940	2,929,436

		3,426,019

Taiwan – 0.9%
AU Optronics Corp.	1,101,000	1,221,916
Compal Electronics, Inc.	581,895	571,285

		1,793,201

Thailand – 0.4%
PTT Public Co., Ltd.	121,400	852,869

Turkey – 0.5%
Turkiye Garanti Bankasi AS (a)	308,700	1,091,629

United Kingdom – 20.2%
Associated British Foods plc	199,300	2,649,655
AstraZeneca plc	65,200	3,052,388
Aviva plc	352,191	2,063,217
Barclays plc	451,300	2,278,623
BP plc	532,500	4,422,010
BT Group plc	475,330	1,005,471
Centrica plc	618,000	2,273,387
Drax Group plc	51,100	341,603
GlaxoSmithKline plc	213,800	4,102,955
Lloyds Banking Group plc	1,473,225	2,091,496
Old Mutual plc	128,700	205,970
Rolls-Royce Group plc	77,200	534,132
Royal Dutch Shell plc, A Shares	200,987	5,281,669
RSA Insurance Group plc	505,627	1,069,136
Thomas Cook Group plc	175,500	636,071
Tui Travel plc	208,700	791,256
Vodafone Group plc	2,629,958	5,389,672
Wolseley plc (a)	96,200	2,151,417
WPP plc	71,100	548,334

		40,888,462

TOTAL COMMON STOCKS (COST $236,756,409)		199,475,038

Rights – 0.0%
Belgium – 0.0%
Fortis	121,532	0

South Korea – 0.0%
KB Financial Group, Inc.	2,579	34,817

TOTAL RIGHTS (COST $0)		34,817

Investment Company – 1.3%
Northern Institutional Diversified Assets Portfolio, Shares Class,
0.10% (b)	2,717,256	2,717,256

TOTAL INVESTMENT COMPANY (COST $2,717,256)		2,717,256

TOTAL INVESTMENTS (COST $239,473,665) —
99.6%		202,227,111

Percentages indicated are based on net assets of $203,124,972.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

See notes to schedules of portfolio investments.

Schedule of Portfolio Investments - July 31, 2009
The Portfolio invested, as a percentage of net assets, in the following industries, as of July 31, 2009:

Industry	Percent of Net Assets
Automotive	3.5%
Banking & Financial Services	23.4%
Business Services	1.5%
Building & Construction	2.3%
Cash & Cash Equivalents	1.3%
Chemicals	2.0%
Drugs - Medical	7.1%
Electrical	6.6%
Electronic Components & Semiconductors	3.7%
Food & Beverage	2.1%
Gaming	0.6%
Import/Export	0.9%
Insurance	4.5%
Manufacturing	5.1%
Metals & Mining	1.2%
Oil & Gas	13.0%
Real Estate	0.9%
Publishing	0.9%
Retail	2.8%
Telecommunications	14.0%
Transportation Services	2.2%
Total Investments	99.6%

At July 31, 2009 the Portfolio’s open foreign currency contracts were as follows:

Currency	Delivery Date	Amount (Local Currency)	Contract Value (U.S. Dollar) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG CONTRACTS
British Pound Sterling	8/3/2009	79,000	130,334	131,945	1,611

HSBC INVESTOR OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments
July 31, 2009
(Unaudited)

	Shares	Value($)
Common Stocks – 96.7%
Aerospace & Defense – 2.2%
BE Aerospace, Inc. (a)	165,400	2,672,864

Biotechnology – 5.0%
Illumina, Inc. (a)	83,650	3,023,111
Life Technologies Corp. (a)	67,500	3,073,275

		6,096,386

Business Services – 2.4%
MSCI, Inc., Class A (a)	42,700	1,193,465
Navigant Consulting, Inc. (a)	145,250	1,728,475

		2,921,940

Chemicals – 1.7%
Celanese Corp., Series A	79,400	2,040,580

Communications – 1.1%
Discovery Communications, Inc., Class A (a)	57,200	1,401,400

Computer Software – 11.5%
ACI Worldwide, Inc. (a)	77,750	1,171,693
BMC Software, Inc. (a)	58,950	2,006,068
Check Point Software Technologies Ltd. (a)	135,850	3,625,836
Citrix Systems, Inc. (a)	36,300	1,292,280
Nuance Communications, Inc. (a)	230,650	3,044,580
Salesforce.com, Inc. (a)	39,250	1,701,095
VeriFone Holdings, Inc. (a)	148,350	1,336,634

		14,178,186

Consumer Products – 5.2%
Church & Dwight Co., Inc.	38,900	2,294,322
Crown Holdings, Inc. (a)	95,700	2,402,070
Ralcorp Holdings, Inc. (a)	27,300	1,733,823

		6,430,215

Diversified Manufacturing Operations – 3.8%
Actuant Corp., Class A	19,800	254,323
AMETEK, Inc.	65,300	2,113,108
Joy Global, Inc.	62,750	2,333,045

		4,700,476

Education – 1.0%
DeVry, Inc.	25,150	1,250,961

Electronic Components & Semiconductors – 2.4%
Maxim Integrated Products, Inc.	144,850	2,566,742
Teradyne, Inc. (a)	41,800	329,384

		2,896,126

Environmental Services – 1.6%
Stericycle, Inc. (a)	39,200	2,007,040

Financial Services – 6.5%
Annaly Capital Management, Inc.	105,450	1,776,833
First Horizon Natlional Corp.	148,600	1,905,052
PrivateBancorp, Inc.	81,100	2,013,713
Waddell & Reed Financial, Inc., Class A	79,000	2,241,230

		7,936,828

Gaming – 1.0%
Scientific Games Corp., Class A (a)	69,600	1,254,192

Health Care – 6.8%
DaVita, Inc. (a)	62,300	3,096,310
IDEXX Laboratories, Inc. (a)	60,600	3,019,092
MEDNAX, Inc. (a)	35,450	1,643,107
Skilled Healthcare Group, Inc., Class A (a)	75,200	621,152

		8,379,661

Industrial Manufacturing – 6.4%
IDEX Corp.	87,100	2,376,088
Mettler-Toledo International, Inc. (a)	43,550	3,660,813
WESCO International, Inc. (a)	76,400	1,886,316

		7,923,217

Internet Related – 1.2%
VeriSign, Inc. (a)	74,300	1,518,692

Oil & Gas – 12.4%
Consol Energy, Inc.	68,000	2,416,040
Denbury Resources, Inc. (a)	167,700	2,783,820
ENSCO International, Inc.	47,800	1,811,142
EQT Corp.	46,100	1,769,318
Exterran Holdings, Inc. (a)	101,600	1,766,824
Massey Energy Co.	176,850	4,704,210

		15,251,354

Pharmaceuticals – 11.5%
Alexion Pharmaceuticals, Inc. (a)	106,250	4,680,312
Elan Corp. plc ADR (a)	230,700	1,817,916
OSI Pharmaceuticals, Inc. (a)	87,100	2,943,109
Santarus, Inc. (a)	210,100	659,714
Shire plc ADR	89,700	4,019,457

		14,120,508

Retail – 6.9%
American Eagle Outfitters, Inc.	237,950	3,424,100
Hibbett Sports, Inc. (a)	64,450	1,186,525
O’Reilly Automotive, Inc. (a)	52,200	2,122,452
PetSmart, Inc.	77,700	1,738,149

		8,471,226

Telecommunications – 6.1%
Alcatel-Lucent ADR (a)	471,500	1,301,340
Comverse Technology, Inc. (a)	192,300	1,521,093
NII Holdings, Inc. (a)	85,400	1,965,908

See notes to schedules of portfolio investments.

Polycom, Inc. (a)	112,300	2,667,125

		7,455,466

TOTAL COMMON STOCKS (COST $123,144,110)		118,907,318

Investment Company – 2.0%
Northern Institutional Government Select Portfolio, Shares Class, 0.10% (b)	2,508,132	2,508,132
TOTAL INVESTMENT COMPANY (COST $2,508,132)		2,508,132

TOTAL INVESTMENTS (COST $125,652,242) — 98.7%		121,415,450

Percentages indicated are based on net assets of $122,949,822.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2009.

ADR	American Depositary Receipt

PLC	Public Limited Company

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2009

1. Organization:

          The HSBC Advisor Funds Trust (the “Advisor Trust’’), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the “Act’’), as an open-end management investment company. The Advisor Trust is compromised of three separate operational funds, each a diversified series of the HSBC Investor Family of Funds. The Advisor Trust contains the following funds (individually a “Feeder Fund”, collectively the “Feeder Funds’’):

Fund	Short Name
HSBC Investor Core Plus Fixed Income Fund	Core Plus Fixed Income Fund
HSBC Investor International Equity Fund	International Equity Fund
HSBC Investor Opportunity Fund	Opportunity Fund

          The HSBC Investor Portfolios (the “Portfolio Trust”) is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements and also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following funds (individually a “Portfolio”, collectively the “Portfolios”):

Portfolio	Short Name
HSBC Investor Core Plus Fixed Income Portfolio	Core Plus Fixed Income Portfolio
HSBC Investor International Equity Portfolio	International Equity Portfolio
HSBC Investor Opportunity Portfolio	Opportunity Portfolio

          The Core Plus Fixed Income Fund, the International Equity Fund, and the Opportunity Fund utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their Respective Portfolios (as defined below).

          The Portfolios are diversified series of the Portfolio Trust and, like each Advisor Trust’s, are open-end management investment companies. The Portfolios’ Schedules of Portfolio Investments (“Schedules”) should be read in conjunction with the Schedules of the Feeder Funds.

          Under the Advisor Trust’s and Portfolio Trust’s organizational documents, the Advisor Trust’s and Portfolio Trusts’ officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Feeder Funds and Portfolios. In addition, in the normal course of business, the Feeder Funds and Portfolios may enter into contracts with their service providers, which also provide for indemnifications by the Feeder Funds and Portfolios. The Feeder Funds’ and Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Feeder Funds and Portfolios. However, based on experience, the Advisor Trust and Portfolio Trust expect that risk of loss to be remote.

Feeder Fund	Respective Portfolio	Proportionate Interest on July 31, 2009
Core Plus Fixed Income Fund (Class I Shares)	Core Plus Fixed Income Portfolio	66.4%
International Equity Fund (Class I Shares)	International Equity Portfolio	82.2%
Opportunity Fund (Class I Shares)	Opportunity Portfolio	77.0%

2. Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Feeder Funds and Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

          The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

A. Feeder Funds

          The Feeder Funds record their investments in their respective Portfolios at fair value. The underlying securities of the Portfolios are recorded at fair value and at amortized cost, respectively, as more fully discussed in the following note.

B. Portfolios

          Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

          The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios’ Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

Investment Transactions:

A. Feeder Funds

          The Feeder Funds record daily their pro-rata share of income, expenses, changes in unrealized appreciation and depreciation and realized and unrealized gains and losses derived from their respective Portfolios.

B. Portfolios

          Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period.

Foreign Currency Translation:

          The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Foreign Currency Exchange Contracts:

          The Portfolios may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

Futures Contracts:

          Each Portfolio may invest in futures contracts for the purpose of hedging its existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,’’ are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. No futures contracts were held as of July 31, 2009.

Mortgage Dollar Roll Transactions:

The Core Plus Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At July 31, 2009, the Core Plus Fixed Income Portfolio held restricted securities that were illiquid, representing 0.04% of net assets, as follows:

Core Plus Fixed Income Portfolio
Security Name	Acquistion Date	Acquisition Cost($)	Principal Amount($)	Value($)
Cairn Mezzanine plc, Series 2007-3A, Class B1, 1.82%, 8/13/47	3/2/2007	887,999	905,000	0
DLJ Mortgage Acceptance Corp., IO, Series 1997-CF1, Class S, 1.21%, 5/15/30	5/16/1997	1,091	16,265	1
FHA Weyerhaeuser, 7.43%, 1/1/24	3/28/2002	24,305	25,466	25,466
GS Mortgage Securities Corp., IO, Series 1997-GL, Class X2, 0.29%, 7/13/30	8/14/1997	1,117	35,022	370

Repurchase Agreements:

          The Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios’ Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Federal Income Tax Information:

          At July 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Core Plus Fixed Income Portfolio	95,081,873	1,775,124	(3,099,710)	(1,324,586)
International Equity Portfolio	240,334,223	187,603,807	(225,710,919)	(38,107,112)
Opportunity Portfolio	128,688,822	15,530,404	(22,803,776)	(7,273,372)

3. Investment Valuation Summary

          The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’/Portfolios’ investments are summarized in the three broad levels listed below:

Level 1:	quoted prices in active markets for identical assets

Level 2:	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3:	significant unobservable inputs (including the Funds’/Portfolios’ own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

          The Schedules of Portfolio Investments includes additional information regarding the investments for the Funds/Portfolios. The following is a summary of the valuation inputs used as of July 31, 2009 in valuing the Funds’ investments based upon three levels defined above:

	LEVEL 1	LEVEL 2		LEVEL 3		Total
Core Plus Fixed Income Fund (Class I Shares)
Investment Securities:
Affiliated Investment Companies	$-	$46,074,708		$-		$46,074,708
Total Investment Securities	$-	$46,074,708		$-		$46,074,708

International Equity Fund (Class I Shares)
Investment Securities:
Affiliated Investment Companies	$-	$166,957,593		$-		$166,957,593
Total Investment Securities	$-	$166,957,593		$-		$166,957,593

Opportunity Fund (Class I Shares)
Investment Securities:
Affiliated Investment Companies	$-	$94,639,086		$-		$94,639,086
Total Investment Securities	$-	$94,639,086		$-		$94,639,086

Core Plus Fixed Income Portfolio
Investment Securities:
Asset Backed Securities	$-	$5,232,643		-	(1)	$5,232,643
Certificates of Deposit	-	99,701		-		99,701
Collateralized Mortgage Obligations	-	2,703,688		25,466	(2)	2,729,154
Commercial Mortgage Backed Securities	-	1,108,209		-		1,108,209
Corporate Obligations	-	21,811,980		-		21,811,980
Municipal Bonds	-	1,605,985		-		1,605,985
U.S. Government and Government Agency Obligations	-	44,975,823		-		44,975,823
Investment Companies	16,193,792	-		-		16,193,792
Total Investment Securities	$16,193,792	$77,538,029		$25,466		$93,757,287

International Equity Portfolio
Investment Securities:
Common Stocks - Foreign (a)	$14,542,670	$184,932,368		$-		$199,475,038
Rights	34,817	-	(3)	-		34,817
Investment Companies	2,717,256	-		-		2,717,256
Total Investment Securities	17,294,743	184,932,368		-		202,227,111
Other Financial Instruments*	-	1,611		-		1,611
Total Investments	$17,294,743	$184,933,979		$-		$202,228,722

Opportunity Portfolio
Investment Securities:
Common Stocks - Domestic	$118,907,318	$-		$-		$118,907,318
Investment Companies	2,508,132	-		-		2,508,132
Total Investment Securities	$121,415,450	$-		$-		$121,415,450

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

			Change in
			Unrealized	Net	Transfers	Balance
	Balance as of	Realized	appreciation/	Purchases	in (out) of	as of
	October 31, 2008	Gain(Loss)	(depreciation)	(sales)	Level 3	July 31, 2009
Core Plus Fixed Income Portfolio
Investment Securities:
Asset Backed Securities (1)	$-	$-	$-	$-	$-	$-
Collateralized Mortgage Obligations (2)	26,158	(16)	(31)	(645)	-	25,466
Total Investment Securities	$26,158	$(16)	$(31)	$(645)	$-	$25,466

* Other financial instruments would include any derivative instruments, such as any futures, forwards, and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)     Based on the domicile of the security issuer.
(1)     Consists of the holding, Cairn Mezzanine plc, Series 2007-3A, Class B1, 1.82%, 8/13/47, listed under Asset Backed Securities on the Portfolio’s Schedule of Portfolio Investments.
(2)     Consists of the holding, FHA Weyerhaeuser, 7.43%, 1/1/24, listed under Collateralized Mortgage Obligations on the Portfolio’s Schedule of Portfolio Investments.
(3)     Consists of the holding, Fortis, listed under Rights on the Portfolio’s Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Advisor Funds Trust

By (Signature and Title)*	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 25, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 25, 2009

By (Signature and Title)*	/s/ Martin R. Dean
Martin R. Dean, Treasurer

Date	September 25, 2009
* Print the name and title of each signing officer under his or her signature.